Description Of Business And Organization - Schedule Of Consolidated Assets And Liabilities Information Of Group Variable Interest Entity (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consolidated Balance Sheets Income Statement And Cash Flows Of Variable Interest Entity [Line Items]
Cash		$ 143,531	$ 63,198
Accounts receivable, net		27,142	18,036
Inventories		78,338	81,441
Prepayments and other current assets		7,566	9,080
Total current assets		258,122	172,419
Property and equipment, net		13,053	11,075
Operating lease right-of-use assets		144,168
Other non-current assets		3,182	3,211
Total assets		418,600	186,777
Contract liabilities		2,001	3,690
Current operating lease liabilities		27,653
Income tax payable		4,142	8,148
Total current liabilities		102,638	57,044
Operating lease liabilities, non-current		116,564
Total liabilities		223,435	60,945
Revenues		490,071	414,197	$ 275,478
Net income (loss)		23,972	29,257	37,455
Net cash provided by operating activities		49,656	8,556	33,284
Net cash provided by (used in) investing activities		(709)	(1,825)	(647)
Net cash provided by (used in) financing activities		31,887	(2,956)	23,272
Cash and restricted cash at the beginning of the year		63,862	62,197	5,553
Cash and restricted cash at the end of the year		145,076	63,862	62,197
Variable Interest Entity, Primary Beneficiary [Member]
Schedule Of Consolidated Balance Sheets Income Statement And Cash Flows Of Variable Interest Entity [Line Items]
Cash		5,367	3,542
Accounts receivable, net		2,959	2,241
Inventories		9,551	9,933
Amounts due from related parties	[1]	1,249	1,271
Prepayments and other current assets		1,277	2,386
Total current assets		20,403	19,373
Property and equipment, net		548	660
Operating lease right-of-use assets		5,398	0
Other non-current assets		890	0
Total assets		27,239	20,033
Accounts Payable		4,185	1,433
Contract liabilities		385	394
Current operating lease liabilities		1,864	0
Income tax payable		280	78
Accrued expenses and other current liabilities		442	341
Total current liabilities		31,328	21,851
Amounts due to related parties	[1]	24,172	19,605
Operating lease liabilities, non-current		3,322	0
Total liabilities		34,650	21,851
Revenues		70,635	47,683	35,493
Net income (loss)		(5,955)	751	514
Net cash provided by operating activities		1,410	69	2,560
Net cash provided by (used in) investing activities		53	(237)	(355)
Net cash provided by (used in) financing activities			(68)	68
Net increase (decrease) in cash		1,825	(628)	2,352
Cash and restricted cash at the beginning of the year		3,542	4,170	1,818
Cash and restricted cash at the end of the year		$ 5,367	$ 3,542	$ 4,170

[1]	As of December 31, 2021 and 2022, amounts due to and due from related parties represent the loans, receivables and payables that the VIEs had with the Company’s consolidated subsidiaries, which were eliminated in the Company’s consolidated financial statements.